Warrant Liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Inputs to Monte Carlo Simulation for Private Placement Warrant Liability

The following table sets forth a summary of the inputs to the Monte Carlo Simulation for the Private Placement Warrant liability which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Key Inputs	September 30, 2025

Stock price	$2.94
Contractual term (years)	2.75 - 4.89
Risk-free rate	0% - 3.7%
Volatility(1)	98% - 128%
Exercise Price	$2.50-$3.13
Dividend yield	0.00%